UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27804
(Address of principal executive offices)                  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

ITEM 1.  SCHEDULE OF INVESTMENTS

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of December 31, 2018
		Shares	Value (Note 1)

CLOSED-END FUNDS - 107.13%
	Aberdeen Emerging Markets Equity Income Fund, Inc.	265,000	$1,682,750
	BlackRock MuniYield New Jersey Fund, Inc.	176,900	2,290,855
	BlackRock New York Municipal Income Trust II	42,488	526,851
	Central and Eastern Europe Fund, Inc.	74,037	1,627,333
	Delaware Investments Minnesota Municipal Income Fund II, Inc.	8,000	94,880
	Dividend and Income Fund	310,000	2,954,300
	Eagle Growth & Income Opportunities Fund	191,000	2,410,420
	Eaton Vance New Jersey Municipal Bond Fund	51,013	611,153
	Eaton Vance New Jersey Municipal Income Trust	136,900	1,531,911
	Eaton Vance Ohio Municipal Income Trust	20,298	246,418
	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	237,151	2,020,526
	Mexico Equity & Income Fund, Inc.	60,796	612,216
	MFS California Municipal Fund	58,207	582,186
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	6,587	39,785
	Morgan Stanley Emerging Markets Fund, Inc.	222,499	3,584,459
	Neuberger Berman California Municipal Fund, Inc.	53,152	644,202
	NexPoint Strategic Opportunities Fund	144,833	2,886,522
	Nuveen Arizona Quality Municipal Income Fund	116,400	1,380,504
	Nuveen Georgia Quality Municipal Income Fund	210,100	2,300,595
	Nuveen Minnesota Quality Municipal Income Fund	5,700	69,142
*	Pershing Square Holdings Ltd.	220,000	2,846,800
	RMR Real Estate Income Fund	238,423	3,593,035
	Terra Capital PLC	320,030	320,030
	The Asia Pacific Fund, Inc.	100,520	1,148,190
	The China Fund, Inc.	129,171	2,181,698
*	The Gabelli Global Small and Mid Cap Value Trust	178,000	1,740,769
	The GDL Fund	423,020	3,879,093
	The Mexico Fund, Inc.	218,727	2,898,133
	The Taiwan Fund, Inc.	49,978	757,666
	Third Point Offshore Investors Ltd.	114,000	1,596,000
	XAI Octagon Floating Rate Alternative Income Term Trust	3,810	27,851

	Total Closed-End Funds (Cost $53,097,680)		49,086,273

SHORT-TERM INVESTMENT - 0.96%
§	Fidelity Investments Money Market Government
	Portfolio - Institutional Class, 2.25%	439,652	439,652

	Total Short-Term Investment (Cost $439,652)		439,652

Total Value of Investments (Cost $53,537,332) (a) - 108.09%			$49,525,925

Liabilities in Excess of Other Assets - (8.09)%			(3,705,592)

	Net Assets - 100%		$45,820,333

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2018

*	Non-income producing investment
§	Represents 7 day effective yield

The following acronym and abbreviation is used in this portfolio:
	PLC - Public Limited Company

	Summary of Investments
		% of Net
		Assets	Value
	Closed-End Funds	107.13%	$49,086,273
	Short-Term Investment	0.96%	439,652
	Liabilities in Excess of Other Assets	-8.09%	(3,705,592)
	Total Net Assets	100.00%	$45,820,333

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$868,562
	Aggregate gross unrealized depreciation			(4,879,969)

	Net unrealized depreciation			$(4,011,407)

				(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2018

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Closed-End Funds	$49,086,273	$49,086,273	$-	$-
Short-Term Investment	439,652	439,652	-	-
Total	$49,525,925	$49,525,925	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STARBOARD INVESTMENT TRUST

/s/ Katherine M. Honey
Katherine M. Honey
Date: February 26, 2019	President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Katherine M. Honey
Date: February 26, 2019	President and Principal Executive Officer

/s/ Ashley E. Harris
Date: February 26, 2019	Ashley E. Harris Treasurer and Principal Financial Officer